RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Nov. 30, 2023
Related party transactions [abstract]
Disclosure of amounts due to directors and officers [Table Text Block]
	November 30, 2023	November 30, 2022

Company controlled by the President and CEO	$6,077	$78,750
Director and Chairman	-	1,731
Former CFO of the Company	-	67,540
Former interim CEO of the Company	-	250,179
Former CEO and Director	361,573	307,472
Company controlled by a director	5,000	-
	$372,650	$705,672

Disclosure of transactions between related parties [Table Text Block]
	November 30, 2023	November 30, 2022	November 30, 2021
Management fees	$92,127	$-	$55,000
Consulting fees	47,500	135,000	307,734
Accounting fees	63,844	-	36,202
Professional fees	10,429	-	-
Stock-based compensation	57,425	-	410,132
Salaries and benefits	54,100	330,337	313,626
Others	7,144	-	5,000
	$332,569	$465,337	$1,127,694

Disclosure of management fees [Table Text Block]
	November 30, 2023	November 30, 2022	November 30, 2021
Company controlled by the President and CEO	$35,000	$-	$-
CFO	30,000	-
Former Interim CEO	27,127	-	-
Former CFO of the Company	-	-	55,000
	$92,127	$-	$55,000

Disclosure of consulting fees [Table Text Block]
	November 30, 2023	November 30, 2022	November 30, 2021
Company controlled by the President and CEO	$47,500	$75,000	$-
Company controlled by the Former Corporate Secretary	-	60,000	-
Director	-	-	307,734
	$47,500	$135,000	$307,734

Disclosure of professional fees [Table Text Block]
	November 30, 2023	November 30, 2022	November 30, 2021
CFO and Former Corporate Secretary	$1,000	$-	$-
Company controlled by the Corporate Secretary	9,429	-	-
	$10,429	$-	$-

Disclosure of stock options held by Directors and officers [Table Text Block]
	November 30, 2023		November 30, 2022		November 30, 2021
	Number of Options held	Expense for the year (vested)	Number of options held	Expense for the year (vested)	Number of Options held	Expense for the year (vested)
CEO	800,000	$24,834	-	$-	-	$-
CFO	200,000	6,208	-	-	-	-
Corporate Secretary	50,000	1,552	-	-	-	-
Former CEO	-	-	600,000	-	600,000	$133,275
Former CFO	-	-	150,000	-	150,000	33,319
Former Corporate Secretary	-	-	150,000	-	150,000	33,319
Directors	800,000	24,868	750,000	-	825,000	210,219
	1,850,000	$57,462	1,650,000*	$-	1,725,000	$410,132